CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES	CREDIT FACILITY
On August 14, 2023, the Company entered into an agreement with a leading Israeli commercial bank to establish a revolving credit line facility (the “Credit Facility”) in the amount of $15,000 which the bank is committed to until December 31, 2024. In December 2023, the terms of the Credit Facility were extended through June 30, 2025. In March 2024, the terms of the credit facility were extended through December 31, 2025. Outstanding loans under the Credit Facility bear a variable interest at the rate of Monthly Term Secured Overnight Financing Rate (“SOFR”) plus an annual margin of 3.5%. The interest is payable on a monthly basis. Under the terms of the Credit Facility, the Company is required to keep unsecured deposits in the aforementioned bank in the amount of $20,000. In November 2024, the agreement was amended to increase the Credit Facility amount to $18,000 while the unsecured deposit amount was reduced to $18,000. Under certain terms, the bank has the right to offset loans drawn under the Credit Facility with the deposits kept in the bank. The Company is charged a fee of 0.25% per annum on amounts available for draw that are undrawn under the Credit Facility.

As of December 31, 2024 and 2023 the Company has utilized $18,000 and $15,000, respectively, under the Credit Facility for short term loan. In January 2025 and January 2024, respectively, the short term loan was fully repaid by the Company. As of December 31, 2024 and 2023 the annual interest rate for the loan utilized under the Credit Facility was 7.86% and 8.86%, respectively.

For the years ended December 31, 2024 and 2023, the Company recorded interest expenses in the amount of $41 and $19, respectively.
CONVERTIBLE PROMISSORY NOTES
On November 27, 2023, the Company entered into Securities Purchase Agreements ("SPAs") with certain investors, pursuant to which the Company agreed to issue and sell Convertible Promissory Notes (the “Notes”) in the principal amount of $8,000, in the aggregate, at a conversion price of $5.09 per share (subject to adjustment as provided therein), and Warrants to purchase up to an aggregate of 1,571,710 of the Company’s Class A Ordinary Shares at an exercise price of $4.42 per share (subject to adjustment as provided therein). Closing under these SPAs occurred on December 3, 2023, pursuant to which the above Notes and Warrants were issued to the applicable shareholders.

In addition, on December 6, 2023, the Company entered into a subsequent SPA dated December 2, 2023, with a certain accredited investor, pursuant to which the Company agreed to issue and sell additional Notes in the principal amount of $750 at a conversion price of $5.74 per share (subject to adjustment as provided therein), and additional Warrants to purchase up to 130,662 Class A Ordinary Shares, at an exercise price of $5.74 per share (subject to adjustment as provided therein). Closing under this SPA occurred on December 20, 2023, pursuant to which the above Notes and Warrants were issued to the applicable shareholder.

Pursuant to the SPAs, the Notes have a five-year term since issuance and bear interest at 10% per annum, compounding annually. The Notes are not prepayable before maturity and are convertible at a price subject to customary adjustments and anti-dilution protections, with a minimum conversion price of $1.02 and $1.15 per share, respectively.

The Notes include customary default provisions, which may result in accelerated repayment if an event of default occurs, including non-payment, covenant breaches, bankruptcy, adverse judgments, trading restrictions, or material adverse effects, as defined in the SPAs. As of December 31, 2024 and 2023, no events of default have occurred.

On December 23, 2024, the Company received a notice of conversion for $300 of the principal amount, including accrued interest, of the Notes. As a result, the Company issued 72,780 Class A Ordinary shares at conversation price of $4.122.

The Warrants to purchase up to 1,571,710 Class A Ordinary Shares are exercisable at an exercise price of $4.42 per Class A Ordinary Share (subject to customary adjustments) and will have a term of five-years from the date of issuance, which was December 3, 2023. The Warrants to purchase up to 130,662 Class A Ordinary Shares are exercisable at an exercise price of $5.74 per Class A Ordinary Share (subject to customary adjustments) and will have a term of five-years from the date of issuance, which was December 20, 2023.

The Company determined that the Notes and the warrants are freestanding financial instruments since the instruments are legally detachable and separately exercisable. Then, the Company has evaluated the Notes for embedded derivatives required to be bifurcated and concluded that the conversion features and the redemption features should be bifurcated from the debt host since they are not clearly and closely related to debt host, they meet the definition of derivative instruments and no scope exception under ASC 815 is applicable for these features. Thus, the embedded features were bifurcated from the debt host and are accounted for at fair value through earnings. In addition, the Company has concluded that the warrants should be classified as liabilities, measured at fair value through earnings.

As such, the Company allocated the proceeds to the warrants and to the Notes based on their respective fair values with the remaining proceeds allocated to the debt host. The debt host is measured at its amortized cost using the effective interest method. As of the dates of the transactions, the amount allocated to the debt host was $589. As of December 31, 2024 and 2023 the amortized cost of the debt host was $1,883 and $680, respectively.